Risk/Return Detail Data - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO	Nov. 08, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO | Fidelity High Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® High Income Fund/Fidelity® High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® High Income Fund seeks a high level of current income. Growth of capital may also be considered.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	35.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).Potentially investing in non-income producing securities, including defaulted securities and common stocks.Investing in companies in troubled or uncertain financial condition.Using the credit quality distribution of an index representing the overall high yield bond market, which as of April 30, 2023, was the ICE® BofA® US High Yield Constrained Index, as a guide in structuring the fund's credit quality composition.Investing in domestic and foreign issuers.Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2023
Bar Chart, Year to Date Return	2.83%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	8.25%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(13.34%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO | Fidelity High Income Fund | Fidelity High Income Fund
Risk/Return:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Acquired fund fees and expenses	0.14%	[1]
Total annual operating expenses	0.87%	[1]
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073
2013	6.68%
2014	1.53%
2015	(5.40%)
2016	15.97%
2017	8.58%
2018	(2.44%)
2019	14.25%
2020	2.44%
2021	4.23%
2022	(12.00%)
FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO | Fidelity High Income Fund | Return Before Taxes | Fidelity High Income Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	(12.00%)
Past 5 years	0.93%
Past 10 years	3.06%
FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO | Fidelity High Income Fund | After Taxes on Distributions | Fidelity High Income Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(13.75%)
Past 5 years	(1.14%)
Past 10 years	0.72%
FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO | Fidelity High Income Fund | After Taxes on Distributions and Sales | Fidelity High Income Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(7.08%)
Past 5 years	(0.11%)
Past 10 years	1.32%
FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO | Fidelity High Income Fund | ML040
Risk/Return:
Label	ICE® BofA® US High Yield Constrained Index
Past 1 year	(11.21%)
Past 5 years	2.10%
Past 10 years	3.94%

[1]	AIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.74%.